Cash and Cash Equivalents and Marketable Securities - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Cash and cash equivalents1 [Line Items]
Cash at bank and in hand	$ 453	$ 1,570
Total short-term financial investments	16,544	20,949
Total cash and cash equivalents	16,997	22,519	$ 23,569	$ 21,205
Brazil [member]
Cash and cash equivalents1 [Line Items]
Short-term financial investments	2,286	1,193
Brazil [member] | Interbank deposit rate investment funds and other short-term deposits [member]
Cash and cash equivalents1 [Line Items]
Short-term financial investments	2,283	1,176
Brazil [member] | Other investment funds [member]
Cash and cash equivalents1 [Line Items]
Short-term financial investments	3	17
Foreign countries [member]
Cash and cash equivalents1 [Line Items]
Short-term financial investments	14,258	19,756
Foreign countries [member] | Time deposits [member]
Cash and cash equivalents1 [Line Items]
Short-term financial investments	5,276	6,237
Foreign countries [member] | Automatic investing accounts and interest checking accounts [member]
Cash and cash equivalents1 [Line Items]
Short-term financial investments	8,121	11,287
Foreign countries [member] | Other financial investments [member]
Cash and cash equivalents1 [Line Items]
Short-term financial investments	$ 861	$ 2,232